NOTE 7. NET INVESTMENT IN DIRECT FINANCING AND SALES-TYPE LEASES (Details Narrative)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Note 7. Net Investment In Direct Financing And Sales-Type Leases Details Narrative
Term Of Lease	2 years
Capital Leases Net Investment In Direct Financing and Sales Type Leases Effective Interest Rate	13.84%	18.96%